Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Downstream
Gross Sales	$ 15,178	$ 15,712	$ 45,066	$ 41,438
Upstream
Upstream
Crude Oil	5,373	5,695	16,383	15,626
Natural Gas and Other	411	411	1,402	1,629
NGLs	268	226	805	662
Downstream
Synthetic Crude Oil	5,373	5,695	16,383	15,626
Gross Sales	6,052	6,332	18,590	17,917
Upstream | Oil Sands
Upstream
Crude Oil	5,269	5,576	15,963	15,210
Natural Gas and Other	83	20	263	200
NGLs	104	49	299	244
Downstream
Synthetic Crude Oil	5,269	5,576	15,963	15,210
Gross Sales	5,456	5,645	16,525	15,654
Upstream | Conventional
Upstream
Crude Oil	33	42	157	185
Natural Gas and Other	107	158	453	777
NGLs	85	85	256	198
Downstream
Synthetic Crude Oil	33	42	157	185
Gross Sales	225	285	866	1,160
Upstream | Offshore
Upstream
Crude Oil	71	77	263	231
Natural Gas and Other	221	233	686	652
NGLs	79	92	250	220
Downstream
Synthetic Crude Oil	71	77	263	231
Gross Sales	371	402	1,199	1,103
Downstream
Upstream
Crude Oil	588	543	1,323	1,394
Downstream
Synthetic Crude Oil	588	543	1,323	1,394
Distillates	2,999	3,331	9,292	8,455
Gasoline	3,641	3,984	10,976	9,746
Asphalt	530	511	1,186	1,013
Other Products and Services	1,368	1,011	3,699	2,913
Gross Sales	9,126	9,380	26,476	23,521
Downstream | Canadian Refining
Upstream
Crude Oil	588	543	1,323	1,394
Downstream
Synthetic Crude Oil	588	543	1,323	1,394
Distillates	395	460	1,143	1,286
Gasoline	128	162	363	410
Asphalt	208	185	433	403
Other Products and Services	163	194	420	504
Gross Sales	1,482	1,544	3,682	3,997
Downstream | U.S. Refining
Upstream
Crude Oil	0	0	0	0
Downstream
Synthetic Crude Oil	0	0	0	0
Distillates	2,604	2,871	8,149	7,169
Gasoline	3,513	3,822	10,613	9,336
Asphalt	322	326	753	610
Other Products and Services	1,205	817	3,279	2,409
Gross Sales	$ 7,644	$ 7,836	$ 22,794	$ 19,524